Fair Value of Assets and Liabilities - Recurring Basis (Details) - Recurring - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 6,599,610	$ 6,606,761	$ 8,921,715
States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	689,303	685,588	888,072
Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,184,204	1,292,907	1,847,014
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	4,726,103	4,628,266	6,186,629
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	5,099,610	5,146,761	7,341,715
Level 2 | States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	689,303	685,588	888,072
Level 2 | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,184,204	1,292,907	1,847,014
Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	3,226,103	3,168,266	4,606,629
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,500,000	1,460,000	1,580,000
Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 1,500,000	$ 1,460,000	$ 1,580,000